EXECUTIVE COMPENSATION (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 13, 2020	Sep. 13, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Repurchase Agreement Counterparty [Line Items]
Base salary			$ 1,130,040	$ 496,564	$ 1,731,912	$ 2,005,216
Dean Julia [Member]
Repurchase Agreement Counterparty [Line Items]
Base salary					$ 360,000
Vested term					10 years
Options to purchase of shares					62,500
Exercisable price			$ 60		$ 60
Paul Bauersfeld [Member]
Repurchase Agreement Counterparty [Line Items]
Base salary					$ 25,000
Vested term					10 years
Options to purchase of shares					25,000
Exercisable price			60		$ 60
Sean Trepeta [Member]
Repurchase Agreement Counterparty [Line Items]
Base salary					$ 20,000
Vested term					10 years
Options to purchase of shares					25,000
Exercisable price			$ 60		$ 60
Deepankar Katyal [Member]
Repurchase Agreement Counterparty [Line Items]
Base salary					$ 400,000		$ 1,200,000	$ 1,200,000
Options to purchase of shares		37,500
Exercisable price		$ 36.00
Vested shares	12,500	25,000
Annual dividends					600,000
Sean Mc Donnell [Member]
Repurchase Agreement Counterparty [Line Items]
Base salary					$ 11,000